Accumulated Other Comprehensive Income (Loss) (Before Tax and Net of Tax Changes in Each Component of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2017	Sep. 30, 2016
Net unrealized gains (losses) on investment securities, Before tax:
Net unrealized gains (losses) on investment securities		¥ 540,758	¥ (71,019)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		(175,398)	(120,742)
Net change		365,360	(191,761)
Net unrealized gains (losses) on investment securities, Tax (expense) or benefit:
Net unrealized gains (losses) on investment securities		(169,917)	19,199
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		52,011	38,139
Net change		(117,906)	57,338
Net unrealized gains (losses) on investment securities, Net of tax:
Net unrealized gains (losses) on investment securities		370,841	(51,820)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		(123,387)	(82,603)
Net change	[1]	247,454	(134,423)
Net unrealized losses on investment securities attributable to noncontrolling interests		(5,634)	(1,996)
Net unrealized gains (losses) on investment securities attributable to Mitsubishi UFJ Financial Group		253,088	(132,427)
Net debt valuation adjustments, Before tax:
Net debt valuation adjustments		(8,218)	1,158
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		(111)	105
Net change		(8,329)	1,263
Net debt valuation adjustments, Tax (expense) or benefit:
Net debt valuation adjustments		2,516	(364)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		34	(33)
Net change		2,550	(397)
Net debt valuation adjustments, Net of tax:
Net debt valuation adjustments		(5,702)	794
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		(77)	72
Net change		(5,779)	866
Net debt valuation adjustments attributable to noncontrolling interests
Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group		(5,779)	866
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Before tax:
Net unrealized gains on derivatives qualifying for cash flow hedges		4,450	41,833
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		(5,584)	(9,678)
Net change		(1,134)	32,155
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Tax (expense) or benefit:
Net unrealized gains on derivatives qualifying for cash flow hedges		(1,641)	(16,752)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		2,149	3,802
Net change		508	(12,950)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Net of tax:
Net unrealized gains on derivatives qualifying for cash flow hedges		2,809	25,081
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		(3,435)	(5,876)
Net change		(626)	19,205
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to noncontrolling interests
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group		(626)	19,205
Defined benefit plans, Before tax:
Defined benefit plans		31,778	15,910
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests		4,659	13,598
Net change		36,437	29,508
Defined benefit plans, Tax (expense) or benefit:
Defined benefit plans		(10,240)	(6,798)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests		(1,588)	(4,340)
Net change		(11,828)	(11,138)
Defined benefit plans, Net of tax:
Defined benefit plans		21,538	9,112
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests		3,071	9,258
Net change		24,609	18,370
Defined benefit plans attributable to noncontrolling interests		5	79
Defined benefit plans attributable to Mitsubishi UFJ Financial Group		24,604	18,291
Foreign currency translation adjustments, Before tax:
Foreign currency translation adjustments		(35,954)	(833,911)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests		2,961	2,641
Net change		(32,993)	(831,270)
Foreign currency translation adjustments, Tax (expense) or benefit:
Foreign currency translation adjustments		(2,932)	72,740
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests			(464)
Net change		(2,932)	72,276
Foreign currency translation adjustments, Net of tax:
Foreign currency translation adjustments		(38,886)	(761,171)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests		2,961	2,177
Net change		(35,925)	(758,994)
Foreign currency translation adjustments attributable to noncontrolling interests		2,043	(28,620)
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group		(37,968)	(730,374)
Other comprehensive income (loss) attributable to Mitsubishi UFJ Financial Group		¥ 233,319	¥ (824,439)

[1]	Unrealized gains of ¥9 million and ¥9 million, net of tax, related to debt securities with credit component were realized and included in net income before attribution of noncontrolling interests for the six months ended September 30, 2016 and 2017, respectively.